UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$3,770,506

Alaska — 1.6%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,010,860
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,250,260

		13,261,120

Arizona — 0.9%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	1,830	1,864,038
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,725	3,778,566
5.25%, 10/01/28	1,600	1,642,640

		7,285,244

California — 14.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.56%, 10/01/24 (a)	10,000	8,012,600
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	5,170	5,251,634
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,449,684
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,276,736
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/32	9,865	9,342,549
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	3,221,271

Municipal Bonds	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB (AGM):
St. Joseph Health System, Series E, 5.25%, 7/01/47	$9,000	$8,083,260
Sutter Health, Series D, 5.05%, 8/15/38	750	672,375
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,886,054
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	11,435,668
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	15,000	13,259,700
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	5,800	6,070,454
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,190,592
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	14,000	12,096,700
Mendocino-Lake Community College District, GO, Election of 2006, Series A (NPFGC), 5.00%, 8/01/31	1,485	1,446,137
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	7,620	1,134,923
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,501,275
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	3,645	3,559,853
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	8,030	7,589,073
Riverside County Public Financing Authority, Tax Allocation Bonds, Redevelopment Projects (Syncora), 5.00%, 10/01/35	10,000	7,386,600

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	$2,025	$1,976,967
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	1,929,955
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,110
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.25%, 9/01/34	5,000	4,549,350
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,599,712

		120,933,232

District of Columbia — 1.1%
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	9,667,800

Florida — 17.8%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	15,000	14,805,450
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	13,950	12,277,534
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,300	3,265,647
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,134,400
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,250	2,278,868
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,667,860
Series B-1, 5.75%, 7/01/33	3,700	3,862,985
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.75%, 6/01/39	5,200	5,258,656
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	7,500	7,581,900
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	1,004,500
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	19,020	17,872,904
Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	11,354,148
County of Miami-Dade Florida, Refunding RB:
(AGM), 5.00%, 7/01/35	2,800	2,693,432
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	11,000	9,583,420
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/35	2,100	1,879,416
Series C (BHAC), 6.00%, 10/01/23	20,095	22,874,540
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	2,000	1,971,020

Municipal Bonds	Par (000)	Value

Florida (concluded)
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$1,750	$1,789,813
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	2,390	2,401,114
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,000	12,093,840
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,130,943

		151,782,390

Georgia — 1.7%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	12,500	12,509,875
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,275	2,187,481

		14,697,356

Illinois — 17.5%
Chicago Board of Education Illinois, GO, Refunding, CAB, School Reform, Series A (NPFGC), 5.38%, 12/01/22 (b)	8,230	4,274,333
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,505	1,498,258
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (NPFGC):
5.25%, 1/01/27	16,685	15,978,891
6.00%, 1/01/27	26,230	26,536,366
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (b):
5.56%, 1/01/29	5,000	1,587,100
5.13%, 1/01/33	7,950	1,835,258
City of Chicago Illinois, GO, Refunding, Series B (AGM), 5.00%, 1/01/24	12,950	12,978,101
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	15,868,148
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	3,700	3,702,664
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,433,067
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	21,200	20,317,020
5.25%, 2/01/35	15,000	14,818,200
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,044,160
(BHAC), 5.50%, 1/01/33	2,000	2,053,700
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 5.21%, 12/15/25 (b)	8,750	3,738,350

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
5.75%, 6/15/32	$14,000	$3,579,800
6.00%, 12/15/34	10,000	2,107,400
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	3,575	1,371,406
6.25%, 6/15/44	9,430	1,006,275
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,634,958
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,207,330
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	3,500	3,386,040

		148,956,825

Indiana — 3.7%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,136,750
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	9,200	8,654,900
Series B, 5.75%, 1/01/34	1,050	1,060,763
Series B, 6.00%, 1/01/39	5,000	5,126,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	2,951,881
(AGC), 5.25%, 1/01/29	1,350	1,400,800
(AGC), 5.50%, 1/01/38	6,800	6,909,956

		31,241,050

Iowa — 1.5%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	12,719,575

Kentucky — 1.7%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,167,680
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	10,000	10,087,800

		14,255,480

Louisiana — 1.2%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	10,000	9,949,300

Massachusetts — 5.2%
Massachusetts HFA, RB:
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38 (c)	11,890	10,747,133
Series B, 7.00%, 12/01/38	3,440	3,736,425
Massachusetts HFA, Refunding RB:
Housing Development, Series B (NPFGC), 5.40%, 12/01/28	1,835	1,798,190
Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	16,245	16,594,105
Series C, AMT, 5.35%, 12/01/42	3,100	2,832,160

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	$9,925	$8,542,646

		44,250,659

Michigan — 7.4%
City of Detroit Michigan, RB (AGM), Series B:
Second Lien, 6.25%, 7/01/36	1,075	1,144,123
Second Lien, 7.00%, 7/01/36	500	560,315
Senior Lien, 7.50%, 7/01/33	1,800	2,100,006
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,741,695
Senior Lien, Series D (AGM), 5.00%, 7/01/23	9,085	8,954,176
Series C (NPFGC), 5.00%, 7/01/22	4,540	4,512,805
Series D (NPFGC), 5.00%, 7/01/33	5,000	4,430,050
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	1,160	1,080,575
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/38	3,125	3,300,000
(AGC), 5.25%, 10/15/24	1,750	1,829,695
(AGC), 5.25%, 10/15/25	3,250	3,353,382
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	2,900	2,792,323
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	5,000	4,789,000
State of Michigan, RB, GAN (AGM):
5.25%, 9/15/22	10,000	10,776,400
5.25%, 9/15/26	6,650	6,949,782
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	4,602,700

		62,917,027

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	5,860,140

Missouri — 0.00%
Missouri Housing Development Commission, RB, S/F Homeowner Loan, Series C-1, AMT (Ginnie Mae), 7.15%, 3/01/32	55	56,550

Nevada — 4.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,389,545
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	4,852,097
Southwest Gas Corp. Project, Series A, AMT (AMBAC), 5.25%, 7/01/34	7,500	6,646,125

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, RB (concluded):
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	$20,000	$18,959,000
Las Vegas Convention & Visitors Authority, RB (AMBAC), 5.00%, 7/01/37	8,500	7,610,475

		40,457,242

New Jersey — 3.2%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	4,000	3,543,200
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	10,000	10,675,900
(NPFGC), 5.50%, 9/01/28	1,685	1,761,836
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGC), 5.71%, 12/15/25 (b)	15,735	6,665,503
Series A (NPFGC), 5.75%, 6/15/25	4,250	4,614,905

		27,261,344

New York — 2.5%
City of New York New York, GO, Series J, 5.25%, 5/15/24	10,000	10,703,100
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,521,295
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,312,790

		21,537,185

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	6,175	4,994,834

Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,130,140
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	2,775	2,609,888

		5,740,028

Pennsylvania — 2.9%
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	15,755,688
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,174,063
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	2,767,095

		24,696,846

Puerto Rico — 2.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC):
6.00%, 7/01/26	3,325	3,382,755
6.00%, 7/01/27	3,720	3,799,943

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC) (concluded):
6.00%, 7/01/28	$2,750	$2,804,230
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	10,195	10,567,321
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.69%, 8/01/41 (b)	7,500	1,002,000
First Sub-Series C, 6.00%, 8/01/39	1,180	1,183,186

		22,739,435

South Carolina — 1.5%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,895	3,975,899
5.25%, 12/01/29	3,215	3,269,848
5.25%, 12/01/30	1,160	1,175,022
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39 (d)	3,600	3,653,352
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	405	410,605

		12,484,726

Tennessee — 0.2%
Tennessee Housing Development Agency, Refunding RB, Homeownership Program, Series A, AMT (AGM), 5.35%, 1/01/26	1,475	1,475,177

Texas — 14.8%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	10,021,900
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,243,381
5.38%, 11/15/38	3,650	3,761,581
Dallas ISD, GO, School Building (PSF- GTD), 6.38%, 2/15/34	10,000	11,498,800
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	15,000	15,052,050
Grand Prairie ISD Texas, GO, Refunding, CAB, 6.58%, 8/15/28 (b)	10,000	3,475,400
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	9,650	9,140,769
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC), 5.25%, 11/15/30	5,000	3,792,850
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	9,927,600
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	6,275	6,625,271

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
North Texas Tollway Authority, Refunding RB, First Tier (concluded):
System, Series A (NPFGC), 5.13%, 1/01/28	$21,750	$21,766,747
System, Series B (NPFGC), 5.75%, 1/01/40	10,000	9,712,100
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	3,900	3,920,007
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.50%, 8/15/39	5,500	5,155,535
5.00%, 8/15/42	6,900	5,899,293

		125,993,284

Utah — 2.4%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b):
(AGC), 5.41%, 6/15/20	15,930	10,633,912
(NPFGC), 4.88%, 6/15/23	5,000	2,693,250
(NPFGC), 5.22%, 6/15/24	13,930	7,015,287

		20,342,449

Vermont — 0.3%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	275	280,464
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (c)	2,385	2,403,150

		2,683,614

Washington — 4.7%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,030	2,895,680
Chelan County Public Utility District No. 1, Refunding RB, Chelan Hydro System, Series C, AMT (NPFGC), 5.65%, 7/01/32	6,000	6,011,580
Radford Court Properties Washington, RB (NPFGC), 5.75%, 6/01/32	10,000	10,000,200
Seattle Housing Authority Washington, RB, Capital Fund Program, High Rise Rehabilitation, Series III, AMT (AGM), 5.15%, 11/01/27	6,255	6,189,885
Washington Health Care Facilities Authority, RB, Series A:
Providence Health & Services, 5.00%, 10/01/39	1,125	998,899
Providence Health & Services, 5.25%, 10/01/39	2,725	2,513,785
Providence Health System (NPFGC), 5.25%, 10/01/21	5,575	5,654,723
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,654,340

		39,919,092

Municipal Bonds	Par (000)	Value

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	$3,745	$3,523,071
SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,411,636

		6,934,707

Total Municipal Bonds – 118.6%		1,008,864,217

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 1.2%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21	10,000	10,432,700

California — 12.5%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	6,990	6,754,856
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	7,996	7,542,884
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	16,751,053
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	18,861,400
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,456,800
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	9,824,210
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	5,248	5,664,810
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	10,838,104
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,064,358
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	9,380,963
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/36	10,000	10,022,509
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,346,407

		106,508,354

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,469	2,472,358

Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,010	5,138,106

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$2,595	$2,822,374
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	4,684,646

		7,507,020

Florida — 0.4%
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,327,769

Georgia — 1.2%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	9,898,447

Hawaii — 1.2%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	9,830	9,912,474

Illinois — 2.6%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	11,191,070
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,074,800

		22,265,870

Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,264,456

Louisiana — 1.2%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,000,000

Nevada — 0.7%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	540,776
5.75%, 7/01/34	4,813	5,186,615

		5,727,391

New Jersey — 1.3%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	11,318,600

New York — 4.9%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	17,567	17,576,597
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	19,500	19,617,975
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,603,905

		41,798,477

North Carolina — 1.1%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	9,956	9,418,535

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	$4,990	$4,325,631
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,512,081

		5,837,712

South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,698	4,752,654

Texas — 4.0%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,140,325
Houston ISD, GO, Schoolhouse (PSF- GTD), 5.00%, 2/15/33	10,000	10,262,100
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	10,596,600

		33,999,025

Virginia — 0.5%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,950	4,042,114

Washington — 6.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	16,770	17,169,126
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	15,800,469
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	19,882,890

		52,852,485

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	3,623,909

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 43.1%		367,098,456

Total Long-Term Investments (Cost – $1,398,801,082) – 161.7%		1,375,962,673

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	14,517,531	14,517,531

Total Short-Term Securities (Cost – $14,517,531) – 1.7%		14,517,531

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $1,413,318,613*) – 163.4%	$1,390,480,204
Other Assets Less Liabilities – 1.5%	12,877,593
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (23.0)%	(195,709,798)
Preferred Shares, at Redemption Value – (41.9)%	(356,499,833)

Net Assets Applicable to Common Shares – 100.0%	$851,148,166

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,217,790,235

Gross unrealized appreciation	$20,842,749
Gross unrealized depreciation	(43,681,158)

Net unrealized depreciation	$(22,838,409)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch & Co.	$3,653,352	$62,958

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

FFI Institutional Tax-Exempt Fund	11,426,470	3,091,061	14,517,531	$16,404

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

470	10-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$55,701,451	$(1,234,643)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011	7

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The following tables summarize the inputs used as of April 30,2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$1,375,962,673	—	$1,375,962,673
Short-Term Securities	$14,517,531	—	—	14,517,531

Total	$14,517,531	$1,375,962,673	—	$1,390,480,204

[1]	See above Schedule of Investments for values in the state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,234,643)	—	—	$(1,234,643)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 24, 2011